Risk Management - Major Products of Long-term Insurance Contracts (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Annuity insurance payment as percentage of first premium	20.00%
Annuity insurance payment percentage based on basic sum insured	20.00%
Extended age limit of policy holders	88-year-old
Annuity insurance payment percentage for extended age limit	3.00%
Description of insurance contract	Xin Fu Ying Jia Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Fu Ying Jia Annuity to the corresponding date when policyholders reach the age of 88. This product is applicable to healthy policyholders between 28-day-old and 70-year-old.
Period requirement for death occurred by accidents	180 days
Hong Fu Zhi Zun Annuity [member] | Annual or monthly payments [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance coverage period	20 years
Annuity insurance payment for three years payment period	3.00%
Annuity insurance payment for five years payment period	6.00%
Annuity insurance payment for ten years payment period	12.00%
Description of insurance contract	Hong Fu Zhi Zun Annuity is an annuity insurance contract with the options for annual or monthly payment. The payment period is divided into 3 years, 5 years or 10 years. Its insured period is twenty years. This product is applicable to healthy policyholders between 28-day-old and 60-year-old.
Xin Ru Yi Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Annuity insurance payment as percentage of first premium	10.00%
Extended age limit of policy holders	80-year-old
Annuity insurance payment percentage for extended age limit	110.00%
Annuity payments increase basic sum on the basis of the previous payment	10.00%
Description of insurance contract	Xin Ru Yi Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Ru Yi Annuity to the corresponding date when policyholders reach the age of 80. This product is applicable to healthy policyholders between 28-day-old and 70-year-old.
Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Description of insurance contract	Kang Ning Whole Life is a whole life insurance contract with theoptions for single premium or regular premium of 10 years or 20 years. This product is applicable to healthy policyholders under 70-year-old. The critical illness benefit is paid at 200% of the basic sum insured.Both death and disability benefits are paid at 300% of the basic sum insured less any critical illness benefits paid.
Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Description of insurance contract	Hong Ying Participating Endowment is a participating endowment insurance contract with the options for single premium or regular premium of 3 years, 5 years or 10 years. Its insured period can be 6 years, 10 years or 15 years. This product is applicable to healthy policyholders between 30-day-old and 70-year-old.
Bottom of range [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	28-day-old
Bottom of range [member] | Hong Fu Zhi Zun Annuity [member] | Annual or monthly payments [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	28-day-old
Bottom of range [member] | Xin Ru Yi Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	28-day-old
Bottom of range [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	30-day-old
Top of range [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	70-year-old
Top of range [member] | Hong Fu Zhi Zun Annuity [member] | Annual or monthly payments [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	60-year-old
Top of range [member] | Xin Ru Yi Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	70-year-old
Top of range [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	70-year-old
Top of range [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Age limit of policy holders	70-year-old
Period one [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	3 years
Period one [member] | Hong Fu Zhi Zun Annuity [member] | Annual or monthly payments [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	3 years
Period one [member] | Xin Ru Yi Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	3 years
Period one [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	10 years
Period one [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	3 years
Insurance coverage period	6 years
Period two [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	5 years
Period two [member] | Hong Fu Zhi Zun Annuity [member] | Annual or monthly payments [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	5 years
Period two [member] | Xin Ru Yi Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	5 years
Period two [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	20 years
Period two [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	5 years
Insurance coverage period	10 years
Period three [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	10 years
Period three [member] | Hong Fu Zhi Zun Annuity [member] | Annual or monthly payments [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	10 years
Period three [member] | Xin Ru Yi Annuity [member] | Regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	10 years
Period three [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Insurance premium period	10 years
Insurance coverage period	15 years
Critical illness benefit [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Percentage of benefit paid on basic sum insured	200.00%
Death benefits [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Percentage of benefit paid on basic sum insured less critical illness benefits paid	300.00%
Death benefits [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Multiple of benefit paid on basic sum insured for accidents occurred during period of taking train ship or flight	3
Multiple of benefit paid on basic sum insured for accidents occurred out of the period of taking train ship or flight	2
Disability benefits [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Percentage of benefit paid on basic sum insured less critical illness benefits paid	300.00%